SUPPLEMENT DATED SEPTEMBER 19, 2008
TO
PROSPECTUS DATED SEPTEMBER 19, 2008
FOR
SUN PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

Death Benefit Option C is not available.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.